Performance Management - Prospectus Summary	Dec. 31, 2025
Schwab Government Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Sweep Shares investment results have varied from year to year, and the following table shows the fund’s Sweep Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 1.26% Q4 2023
Worst Quarter: 0.00% Q1 2016

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab Government Money Fund - Sweep Shares		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Label [Optional Text]	Sweep Shares
Average Annual Return, Percent		3.93%	2.95%	1.81%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Government Money Fund | Sweep Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Schwab Prime Advantage Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares (effective November 17, 2017, Select Shares and Premier Shares were consolidated into Ultra Shares) average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares (effective November 17, 2017, Select Shares and Premier Shares were consolidated into Ultra Shares) average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 1.33% Q4 2023
Worst Quarter: 0.01% Q1 2021

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab Prime Advantage Money Fund		12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares | Average Annual Return, Label [Optional Text]	Investor Shares
Investor Shares | Average Annual Return, Percent		4.14%	3.15%		2.11%
Ultra Shares | Average Annual Return, Label [Optional Text]	Ultra Shares
Ultra Shares | Average Annual Return, Percent		4.30%	3.27%	1.68% [1]
Ultra Shares | Performance Inception Date				Sep. 24, 2020
[1]	Since inception September 24, 2020.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Prime Advantage Money Fund | Ultra Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2021
Schwab Government Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 1.28% Q4 2023
Worst Quarter: 0.00% Q1 2016

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab Government Money Fund		12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares | Average Annual Return, Label [Optional Text]	Investor Shares
Investor Shares | Average Annual Return, Percent		4.03%	3.02%		1.93%
Ultra Shares | Average Annual Return, Label [Optional Text]	Ultra Shares
Ultra Shares | Average Annual Return, Percent		4.19%	3.14%	2.98% [1]
Ultra Shares | Performance Inception Date				Sep. 24, 2020
[1]	Since inception September 24, 2020.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Government Money Fund | Ultra Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Schwab Treasury Obligations Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 1.28% Q4 2023
Worst Quarter: 0.00% Q1 2016

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab Treasury Obligations Money Fund		12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares | Average Annual Return, Label [Optional Text]	Investor Shares
Investor Shares | Average Annual Return, Percent		4.02%	3.03%		1.94%
Ultra Shares | Average Annual Return, Label [Optional Text]	Ultra Shares
Ultra Shares | Average Annual Return, Percent		4.17%	3.14%	2.98% [1]
Ultra Shares | Performance Inception Date				Sep. 24, 2020
[1]	Since inception September 24, 2020.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Treasury Obligations Money Fund | Ultra Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Schwab Retirement Government Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 1.32% Q4 2023
Worst Quarter: 0.00% Q1 2021

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab Retirement Government Money Fund - Schwab Retirement Government Money Fund		12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Label [Optional Text]	Schwab Retirement Government Money Fund
Average Annual Return, Percent		4.19%	3.14%	2.14% [1]
Performance Inception Date				May 17, 2016
[1]	Since inception May 17, 2016.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Schwab U.S. Treasury Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 1.29% Q4 2023
Worst Quarter: 0.00% Q1 2021

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab U.S. Treasury Money Fund		12 Months Ended	60 Months Ended	63 Months Ended	95 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares | Average Annual Return, Label [Optional Text]	Investor Shares
Investor Shares | Average Annual Return, Percent		3.96%	2.97%		2.30% [1]
Investor Shares | Performance Inception Date					Jan. 17, 2018
Ultra Shares | Average Annual Return, Label [Optional Text]	Ultra Shares
Ultra Shares | Average Annual Return, Percent		4.11%	3.08%	2.92% [2]
Ultra Shares | Performance Inception Date				Sep. 24, 2020
[1]	Since inception January 17, 2018.
[2]	Since inception September 24, 2020.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. Treasury Money Fund | Ultra Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Schwab AMT Tax-Free Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 0.83% Q4 2023
Worst Quarter: 0.00% Q1 2021

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab AMT Tax-Free Money Fund		12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares | Average Annual Return, Label [Optional Text]	Investor Shares
Investor Shares | Average Annual Return, Percent		2.46%	1.89%		1.28%
Ultra Shares | Average Annual Return, Label [Optional Text]	Ultra Shares
Ultra Shares | Average Annual Return, Percent		2.61%	2.01%	1.90% [1]
Ultra Shares | Performance Inception Date				Sep. 24, 2020
[1]	Since inception September 24, 2020.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab AMT Tax-Free Money Fund | Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.83%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Schwab Municipal Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 0.83% Q4 2023
Worst Quarter: 0.00% Q1 2021

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab Municipal Money Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares | Average Annual Return, Label [Optional Text]	Shares
Investor Shares | Average Annual Return, Percent		2.47%	1.90%	1.28%
Ultra Shares | Average Annual Return, Label [Optional Text]	Ultra Shares
Ultra Shares | Average Annual Return, Percent		2.63%	2.02%	1.41%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.83%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Schwab California Municipal Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 0.76% Q2 2024
Worst Quarter: 0.00% Q1 2021

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab California Municipal Money Fund		12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares | Average Annual Return, Label [Optional Text]	Investor Shares
Investor Shares | Average Annual Return, Percent		2.05%	1.66%		1.14%
Ultra Shares | Average Annual Return, Label [Optional Text]	Ultra Shares
Ultra Shares | Average Annual Return, Percent		2.21%	1.77%	1.68% [1]
Ultra Shares | Performance Inception Date				Sep. 24, 2020
[1]	Since inception September 24, 2020.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab California Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.76%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Schwab New York Municipal Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following table shows the fund’s Investor Shares and Ultra Shares average annual total returns for various periods.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 0.83% Q4 2023
Worst Quarter: 0.00% Q1 2021

Performance [Table]
Average Annual Total Returns - Prospectus Summary - Schwab New York Municipal Money Fund		12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Shares | Average Annual Return, Label [Optional Text]	Investor Shares
Investor Shares | Average Annual Return, Percent		2.45%	1.90%		1.28%
Ultra Shares | Average Annual Return, Label [Optional Text]	Ultra Shares
Ultra Shares | Average Annual Return, Percent		2.60%	2.01%	1.91% [1]
Ultra Shares | Performance Inception Date				Sep. 24, 2020
[1]	Since inception September 24, 2020.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab New York Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	0.83%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021